Segment Information and Geographic Data - Additional Information (Detail)	12 Months Ended
Jun. 30, 2015
Segment Reporting Information [Line Items]
Sales to an individual customer	No sales to an individual customer or country other than the United States accounted for more than 10% of fiscal year 2015, 2014, or 2013 revenue.